UNITED STATES                 OMB APPROVAL
            SECURITIES AND EXCHANGE COMMISSION       OMB Number: 3235 -0307
                   Washington, D.C. 20549            Expires: May 31, 2004
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                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                |_|
Pre-Effective Amendment No. -------                                    |_|
Post-Effective Amendment No.    23                                     |X|
                             -------
                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        |_|
       Amendment No.    24                                             |X|
                     -------
                (Check appropriate box or boxes)

                     BARON ASSET FUND
--------------------------------------------------------------------------------
        (Exact Name of Registrant as Specified in Charter)

                767 Fifth Avenue, New York, NY          10153
--------------------------------------------------------------------------------
   (Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code          212-583-2000
                                                   -----------------------------

Linda S. Martinson, c/o Baron Asset Fund, 767 Fifth Ave, New York, NY 10153
-------------------------------------------------------------------------------
                 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering
                                             -----------------------------------

It is proposed that this filing will become effective (check appropriate box)
     |X|  immediately upon filing pursuant to paragraph (b)
     |_|  on (date) pursuant to paragraph (b)
     |_|  60 days after filing pursuant to paragraph (a)(1)
     |_|  on (date) pursuant to paragraph (a)(1)
     |_|  75 days after filing pursuant to paragraph (a)(2)
     |_|  on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Omit from the facing sheet reference to the other Act if the Registration Statement or amendment is filed under only one of the Acts. Include the "Approximate Date of Proposed Public Offering" and "Title of Securities Being Registered" only where securities are being registered under the Securities Act of 1933.

     Form N-1A is to be used by open-end management investment companies, except insurance company separate accounts and small business investment companies licensed under the United States Small Business Administration, to register under the Investment Company Act of 1940 and to offer their shares under the Securities Act of 1933. The Commission has designed Form N-1A to provide investors with information that will assist them in making a decision about investing in an investment company eligible to use the Form. The Commission also may use the information provided on Form N-1A in its regulatory, disclosure review, inspection, and policy making roles.

          POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

     A Registrant is required to disclose the information specified by Form N-1A, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-1A unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


SEC 2052 (11-01)
                                       I-3

                                BARON ASSET FUND

                            PART C. OTHER INFORMATION


ITEM 23.  EXHIBITS

          a.   Declaration of Trust dated February 19, 1987.*
          b.   By-laws dated February 19, 1987.*
          c. Specimen Share Certificates representing shares of beneficial interest of $.01 par value.*
          d. (1) Investment Advisory Agreement between Baron Asset Fund and BAMCO, Inc.*
               (2) Investment Advisory Agreement between Baron Growth Fund and BAMCO, Inc.*
               (3) Investment Advisory Agreement between Baron Small Cap Fund and BAMCO, Inc.*
               (4) Investment Advisory Agreement between Baron iOpportunity Fund and BAMCO, Inc.*
          e.   Distribution Agreement with Baron Capital, Inc.*
          f.   Inapplicable.
          g.   (1)  Custodian Agreement with The Bank of New York.*
               (2)  Fee Schedule for Exhibit 8(a).*
          h.   Inapplicable.
          i. Opinion and consent of counsel as to legality of shares being registered (filed with Rule 24f-2 Notice).*
          j.   Consent of Independent Certified Public Accountants.*
          k.   Inapplicable.
          l. Letter agreement between the Registrant and the Purchaser of the Initial Shares.*
          m.   Distribution Plan pursuant to Rule 12b-1.*
          n.   Rule 18f-3Plan.*
          o.   Inapplicable.
          p.   (1)  Code of Ethics.*
               (2)  Proxy Voting Policy and Procedures


*    Previously filed.

                                 SIGNATURES

Pursuant to the requirement of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund (certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and) has duly caused this post-effective amendment No. 23 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 19th day of August, 2003.

                                BARON ASSET FUND




                                By:/s/ Ronald Baron
                                   -------------------
                                       Ronald Baron, Chairman and CEO


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 24 to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signatures                    Title                             Date
----------                    -----                             ----

s/ Ronald Baron               Chairman, CEO                     August 19, 2003
----------------              & Trustee
   Ronald Baron


*s/ Raymond Noveck            Trustee                           August 19, 2003
------------------
    Raymond Noveck


s/ Linda S. Martinson         Secretary, General Counsel        August 19, 2003
---------------------         Vice President & Trustee
   Linda S. Martinson


s/ Peggy Wong                 Treasurer (Principal              August 19, 2003
-----------------             Financial & Accounting
   Peggy Wong                 Officer)


*s/ Norman S. Edelcup         Trustee                           August 19, 2003
---------------------
    Norman S. Edelcup


*s/ Charles N. Mathewson      Trustee                           August 19, 2003
------------------------
    Charles N. Mathewson

*s/ Harold Milner             Trustee                           August 19, 2003
-----------------
    Harold Milner


*s/ David A. Silverman        Trustee                           August 19, 2003
----------------------
    David A. Silverman


s/ Morty Schaja               President,                        August 19, 2003
----------------              Chief Operating
   Morty Schaja               Officer and Trustee


*By: /s/ Linda S. Martinson
    -----------------------------
         Linda S. Martinson
         Attorney-in-fact pursuant to a power of attorney previously filed.

Dated: August 19, 2003